Contingencies (Consumption Tax Refunds) (Details) In Millions, unless otherwise specified	1 Months Ended
	Jan. 31, 2012 USD ($)	Jan. 31, 2012 Consumption Tax Refunds EUR (€)
Loss Contingencies
Cash received from consumption tax refunds and deferred in Other liabilities at the balance sheet date	$ 27	€ 20